Long-Term Debt	6 Months Ended
Jun. 30, 2026
Long-Term Debt.
Long-Term Debt

13)Long-Term Debt

As of June 30, 2026 and December 31, 2025, the Partnership had the following debt amounts outstanding:

		June 30,	December 31,
(U.S. Dollars in thousands)	Vessel	2026	2025
$345 million loan facility	Anna Knutsen, Tordis Knutsen, Vigdis Knutsen, Brasil Knutsen, Lena Knutsen	$225,798	$238,343
$240 million loan facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen, Fortaleza Knutsen, Recife Knutsen, Ingrid Knutsen	133,585	151,321
$60 million Hilda loan facility	Hilda Knutsen	45,000	48,750
$69 million Tuva loan facility	Tuva Knutsen	59,980	62,568
$73 million Live loan facility	Live Knutsen	67,170	69,658
$71 million Synnøve loan facility	Synnøve Knutsen	68,707	71,076
$70 million Daqing loan facility	Daqing Knutsen	65,781	68,130
$25 million revolving credit facility with NTT		2,000	2,000
$25 million revolving credit facility with Shinsei		—	—
Raquel Sale & Leaseback	Raquel Knutsen	65,130	68,010
Torill Sale & Leaseback	Torill Knutsen	77,435	81,921
Tove Sale & Leaseback	Tove Knutsen	95,329	97,856
Total long-term debt		$905,915	$959,633
Less: current installments		315,261	383,146
Less: unamortized deferred loan issuance costs		1,442	2,020
Current portion of long-term debt		313,819	381,126
Amounts due after one year		590,654	576,487
Less: unamortized deferred loan issuance costs		1,964	2,513
Long-term debt, less current installments, and unamortized deferred loan issuance costs		$588,690	$573,974

The Partnership’s outstanding debt of $905.9 million ($902.5 million net of debt issuance costs) as of June 30, 2026 is repayable as follows:

	Sale &	Period
(U.S. Dollars in thousands)	Leaseback	repayment	Balloon repayment	Total
Remainder of 2026	$10,365	$40,772	$64,682	$115,819
2027	21,246	61,388	156,678	239,312
2028	22,345	40,754	78,825	141,924
2029	23,373	27,513	—	50,886
2030	24,515	27,513	47,384	99,412
2031 and thereafter	136,050	11,387	111,125	258,562
Total	$237,894	$209,327	$458,694	$905,915

As of June 30, 2026, the interest rates on the Partnership’s loan agreements were SOFR plus a fixed margin ranging from 1.94% to 2.40%. The average margin paid on the Partnership’s outstanding debt during the second quarter of 2026 was approximately 2.21% over SOFR. As of June 30, 2026, the borrowers and the guarantors are in compliance with all covenants under the Partnership’s credit facilities.

$99 Million Hedda Loan Facility

On June 28, 2024, Knutsen Canadian Chartering AS, the subsidiary owning the Hedda Knutsen, as borrower, entered into a $99 million term loan facility with MUFG Bank (Europe) N.V. and other lenders (the “$99 million Hedda Loan Facility”). The $99 million Hedda Loan Facility became one of the Partnership’s debt obligations upon closing of the Hedda Knutsen Acquisition on September 1, 2026. Following repayment of the quarterly installments due prior to September 1, 2026, the outstanding amount of this facility had been reduced to $89.4 million. The $99 million Hedda Loan Facility is repayable in quarterly installments with a final payment due at maturity on October 24, 2031, of $61.9 million, which includes the balloon payment and last quarterly installment. The facility bears interest at a rate per annum equal to SOFR plus a margin of 1.6%. In connection with the Hedda Knutsen Acquisition, the Partnership and KNOT Shuttle Tankers AS became the sole guarantors. The facility is secured by a mortgage on the Hedda Knutsen.

The $99 million Hedda Loan Facility contains the following primary financial covenants:

●	The borrower shall at all times maintain liquidity equal or greater than $500,000;
●	Positive working capital of the Partnership;
●	Minimum liquidity of the Partnership of the higher of $15 million (of which at least $10 million is required to be in cash) plus increments of $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 8 vessels and $1 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 12 additional vessels in excess of 8 vessels;
●	Minimum book equity ratio for the Partnership of 30%; and
●	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The $99 million Hedda Loan Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including if the market value of the Hedda Knutsen falls below 115% (prior to October 24, 2026), 120% (thereafter but prior to October 24, 2028) or 125% (thereafter) of the outstanding loan, upon total loss or sale of the vessel and customary events of default.

$225 Million Loan Facility

On August 7, 2026, the Partnership’s subsidiaries that own the Tordis Knutsen, the Vigdis Knutsen, the Lena Knutsen, the Anna Knutsen and the Brasil Knutsen, entered into a new $225 million senior secured credit facility, with DNB Bank ASA as Agent on behalf of the relevant lenders, in order to refinance their existing term loans in the amount of $225.8 million. The credit facility consists of a term loan and is repayable in 20 consecutive quarterly installments, with a balloon payment of $111.1 million due at maturity in June 2031. The credit facility bears interest at a rate per annum equal to SOFR plus a margin of 1.65%. The credit facility is guaranteed by the Partnership and secured by mortgages on these five vessels. The new senior secured credit facility refinanced the previously existing term loans related to these vessels which were due to mature in September 2026. Closing of this senior secured credit facility took place on August 25, 2026.

The $225 million Loan Facility contains the following primary financial covenants:

●	Each borrower shall at all times maintain liquidity equal to or greater than $250,000;
●	Positive working capital of the Partnership;
●	Minimum liquidity of the Partnership of the higher of $15 million (of which at least $10 million is required to be in cash) plus increments of $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 8 vessels and $1 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 12 vessels;
●	Minimum book equity ratio for the Partnership of 30%; and
●	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The $225 million Loan Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including if the market value of each vessel falls below 135% of the outstanding loan, upon total loss or sale of the vessel and customary events of default.